UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

     ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
     New York, NY 10011
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
     Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

Allison M. Fumai, Esq.

Partner

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

JANUARY 31, 2015 (Unaudited)

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Web x.0 ETF (ARKW)

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

The summary of principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. Health Care Sector Risk: The Health Care Sector may be affected by government regulations and government health care programs. Industrials Sector Risk: The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, and professional services. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Please see Note 8 for a more detailed description of the risks of investing in the ARK ETFs.

The views expressed in the Shareholder Letter are those of ARK Investment Management LLC as of January 31, 2015, and may not necessarily reflect the views on the date the letter is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Semi-Annual Report for the ARK ETF Trust covers the period from the commencement date of each ARK ETF through January 31, 2015. The ARK ETF Trust currently consists of four actively-managed, theme-based ETFs:

ETF	Commencement Date
ARK Genomic Revolution Multi-Sector ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14

ARK aims to capture innovative themes within ETFs. DNA sequencing, robotics, and cloud technologies are three examples. The ARK ETFs aim to capitalize on disruptive innovation that cuts across economic sectors and changes the way the world works over a three to five year period. We believe DNA sequencing, for example, will revolutionize health care, agriculture, food, and energy, among other industries. Similarly, robotics and the cloud are having an impact on almost every major sector of the economy.

Many of the stocks in the ARK ETFs span the capitalization spectrum and often are not included, or are small positions, in traditional benchmarks. Consequently, the ARK ETFs complement traditional benchmarks, offering a tool for diversification and differentiation within a portfolio.

The most controversial element among our themes recently has been additive manufacturing, more commonly known as 3D Printing. Based on research, our conviction in this part of our Industrial Innovation theme remains high. While many investors are concerned about competition and commoditization, we have been averaging down into stocks like Stratasys, ExOne, and Materialise, as we believe additive manufacturing is poised to revolutionize the industrial and medical sectors, among others.

Three to four months is too short a period of time, especially given recent volatility, to evaluate whether or not a three to five year theme is evolving productively. ARK’s active management seeks to provide early exposure to disruptive companies positioned for meaningful growth, while mitigating the risks with multi-cap and cross sector portfolios.

On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor. You also can find additional information on the ARK ETF website at www.ark-funds.com. We appreciate the opportunity to help you meet your investment goals.

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual expense examples below are based on an investment of $1,000 held for the period from the date the Fund commenced operations through January 31, 2015. The hypothetical expense examples below are based on an investment of $1,000 held for the six-month period from August 1, 2014 through January 31, 2015.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Commencement Date	Beginning Account Value(1)	Ending Account Value 1/31/2015	Annualized Expense Ratios for the Period	Expenses Paid
ARK Genomic Revolution Multi-Sector ETF	10/31/2014
Actual		$1,000.00	$1,112.00(2)	0.95%	$2.56(2)
Hypothetical (5% return before expenses)		$1,000.00	$1,020.42(2)	0.95%	$4.84(2)
ARK Industrial Innovation ETF	9/30/2014
Actual		$1,000.00	$945.50(3)	0.95%	$3.14(3)
Hypothetical (5% return before expenses)		$1,000.00	$1,020.42(3)	0.95%	$4.84(3)
ARK Innovation ETF	10/31/2014
Actual		$1,000.00	$1,010.50(2)	0.95%	$2.43(2)
Hypothetical (5% return before expenses)		$1,000.00	$1,020.42(2)	0.95%	$4.84(2)
ARK Web x.0 ETF	9/30/2014
Actual		$1,000.00	$1,014.50(3)	0.95%	$3.25(3)
Hypothetical (5% return before expenses)		$1,000.00	$1,020.42(3)	0.95%	$4.84(3)
(1)	Actual Beginning Account Value is as of the Fund's commencement of operations. Hypothetical Beginning Account Value is as of August 1, 2014, in order to facilitate comparisons with other mutual funds.
(2)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through January 31, 2015, therefore, expenses are calculated by multiplying the Fund's annualized expense ratio listed above by the average account value over the period and multiplying that number by 93/365 to reflect the portion of the period that the Fund incurred expenses. Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the Fund had been in existence during the entire six-month period (184/365 days) from August 1, 2014 through January 31, 2015.
(3)	Actual Ending Account Value and Actual Expenses Paid are based on the period from the beginning of expense accruals through January 31, 2015, therefore, expenses are calculated by multiplying the Fund's annualized expense ratio listed above by the average account value over the period and multiplying that number by 124/365 to reflect the portion of the period that the Fund incurred expenses. Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the Fund had been in existence during the entire six-month period (184/365 days) from August 1, 2014 through January 31, 2015.

Sector Diversification (as a percentage of total investments)
January 31, 2015 (Unaudited)

ARK Genomic Revolution
Multi-Sector ETF (ARKG)

■ Health Care	83.4%
■ Information Technology	9.7
■ Materials	5.5
■ Consumer Discretionary	1.0
■ Money Market Fund	0.4

ARK Industrial
Innovation ETF (ARKQ)

■ Information Technology	42.7%
■ Industrials	24.8
■ Consumer Discretionary	21.6
■ Health Care	8.3
■ Materials	2.5
■ Money Market Fund	0.1

ARK Innovation ETF (ARKK)

■ Information Technology	51.2%
■ Health Care	22.4
■ Consumer Discretionary	18.7
■ Industrials	6.6
■ Materials	1.0
■ Money Market Fund	0.1

ARK Web x.0 ETF (ARKW)

■ Information Technology	74.8%
■ Consumer Discretionary	16.4
■ Health Care	7.5
■ Industrials	1.2
■ Money Market Fund	0.1

The Schedule of Investments includes a list of each Fund’s investments segregated by industry.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

January 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%
Biotechnology — 35.6%
Alnylam Pharmaceuticals, Inc.*	644	$60,426
Amgen, Inc.	264	40,197
Biogen Idec, Inc.*	358	139,319
BioMarin Pharmaceutical, Inc.*	464	45,082
Bluebird Bio, Inc.*	663	61,599
Celgene Corp.*	722	86,034
Cepheid*	3,219	181,906
Clovis Oncology, Inc.*	1,574	102,609
Evogene Ltd.*	3,384	28,036
Exact Sciences Corp.*	1,530	41,631
Foundation Medicine, Inc.*	6,490	309,313
Genomic Health, Inc.*	652	21,047
Gilead Sciences, Inc.*	1,093	114,579
Incyte Corp.*	656	52,290
Isis Pharmaceuticals, Inc.*	822	56,315
Kite Pharma, Inc.*	518	34,784
NewLink Genetics Corp.*	1,215	44,457
Oncothyreon, Inc.*	2,002	3,163
Regeneron Pharmaceuticals, Inc.*	185	77,082
Rosetta Genomics Ltd.*	4,485	13,545
Sangamo BioSciences, Inc.*	5,097	65,191
uniQure B.V.*	1,792	37,632
Zafgen, Inc.*	182	6,918
Total Biotechnology		1,623,155
Chemicals — 5.5%
Monsanto Co.	1,923	226,876
Novozymes A/S(a)	536	24,468
Total Chemicals		251,344
Communications Equipment — 1.4%
QUALCOMM, Inc.	992	61,960
Health Care Equipment & Supplies — 4.4%
Cerus Corp.*	25,563	136,507
Veracyte, Inc.*	8,090	65,529
Total Health Care Equipment & Supplies		202,036
Health Care Providers & Services — 1.7%
Laboratory Corp. of America Holdings*	667	76,558
Health Care Technology — 4.9%
athenahealth, Inc.*	744	103,944
Medidata Solutions, Inc.*	2,799	120,329
Total Health Care Technology		224,273

Investments	Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	128	$45,380
Life Sciences Tools & Services — 26.8%
Affymetrix, Inc.*	7,130	78,715
Compugen Ltd.*	18,858	146,338
Fluidigm Corp.*	4,585	176,660
Illumina, Inc.*	1,684	328,700
Mettler-Toledo International, Inc.*	256	77,811
NanoString Technologies, Inc.*	1,819	22,847
Pacific Biosciences of California, Inc.*	20,892	167,972
Thermo Fisher Scientific, Inc.	1,770	221,622
Total Life Sciences Tools & Services		1,220,665
Pharmaceuticals — 10.1%
AbbVie, Inc.	624	37,659
AstraZeneca PLC(a)	535	38,006
Bayer AG(a)	1,042	149,506
Johnson & Johnson	631	63,188
Novartis AG(a)	1,349	131,393
Roche Holding AG(a)	1,280	43,213
Total Pharmaceuticals		462,965
Semiconductors & Semiconductor Equipment — 3.0%
NVIDIA Corp.	7,070	135,779
Software — 3.7%
Splunk, Inc.*	1,846	95,346
Tableau Software, Inc., Class A*	894	72,199
Total Software		167,545
Technology Hardware, Storage & Peripherals — 1.7%
Cray, Inc.*	2,370	77,001
Total Common Stocks (Cost $4,142,572)		4,548,661
MONEY MARKET FUND — 0.4%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $18,012)	18,012	18,012
Total Investments — 100.2% (Cost $4,160,584)		4,566,673
Liabilities in Excess of Other Assets — (0.2)%		(7,575)
Net Assets — 100.0%		$4,559,098

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

January 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.1%
Aerospace & Defense — 4.3%
Aerovironment, Inc.*	3,164	$80,967
Elbit Systems Ltd.	2,022	124,939
GenCorp, Inc.*	2,682	45,057
Orbital Sciences Corp.*	4,096	115,057
Total Aerospace & Defense		366,020
Auto Components — 3.9%
Autoliv, Inc.	1,782	188,999
Delphi Automotive PLC	2,070	142,271
Total Auto Components		331,270
Automobiles — 6.2%
Tesla Motors, Inc.*	2,584	526,102
Biotechnology — 0.6%
Organovo Holdings, Inc.*	7,596	48,842
Chemicals — 2.5%
Monsanto Co.	1,784	210,476
Diversified Consumer Services — 1.2%
DeVry Education Group, Inc.	2,501	106,067
Electrical Equipment — 7.4%
ABB Ltd.*(a)	9,738	186,385
Allied Motion Technologies, Inc.	1,533	34,370
Polypore International, Inc.*	5,155	230,532
Rockwell Automation, Inc.	1,639	178,520
Total Electrical Equipment		629,807
Electronic Equipment, Instruments & Components — 9.5%
Cognex Corp.*	7,986	293,485
FARO Technologies, Inc.*	3,655	202,304
Trimble Navigation Ltd.*	12,990	309,682
Total Electronic Equipment, Instruments & Components		805,471
Health Care Equipment & Supplies — 7.7%
Accuray, Inc.*	24,404	179,858
Align Technology, Inc.*	2,884	152,996
Intuitive Surgical, Inc.*	466	230,428
Mazor Robotics Ltd.*(a)	4,857	49,541
ReWalk Robotics Ltd.*	2,696	47,018
Total Health Care Equipment & Supplies		659,841
Household Durables — 6.4%
iRobot Corp.*	7,745	244,355
Panasonic Corp.(a)	26,571	301,581
Total Household Durables		545,936
Internet & Catalog Retail — 3.9%
Amazon.com, Inc.*	940	333,258

Investments	Shares	Value
Internet Software & Services — 8.3%
Cornerstone OnDemand, Inc.*	9,657	$318,198
Google, Inc., Class C*	729	389,665
Total Internet Software & Services		707,863
Machinery — 10.4%
Adept Technology, Inc.*	9,636	89,615
Deere & Co.	891	75,904
ExOne Co. (The)*	12,921	185,416
FANUC Corp.(a)	10,186	283,477
Proto Labs, Inc.*	3,840	247,258
Total Machinery		881,670
Professional Services — 2.7%
Manpowergroup, Inc.	1,963	143,064
Robert Half International, Inc.	1,571	91,212
Total Professional Services		234,276
Semiconductors & Semiconductor Equipment — 5.8%
Cree, Inc.*	2,924	103,393
NVIDIA Corp.	13,727	263,627
NXP Semiconductors NV*	1,615	128,134
Total Semiconductors & Semiconductor Equipment		495,154
Software — 14.0%
Adobe Systems, Inc.*	2,923	204,990
ANSYS, Inc.*	2,340	188,768
Autodesk, Inc.*	6,135	331,321
Dassault Systemes(a)	2,611	161,699
Materialise NV*(a)	20,010	175,488
Splunk, Inc.*	2,442	126,129
Total Software		1,188,395
Technology Hardware, Storage & Peripherals — 5.3%
Stratasys Ltd.*	5,667	450,470
Total Common Stocks (Cost $8,819,753)		8,520,918
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $9,822)	9,822	9,822
Total Investments — 100.2% (Cost $8,829,575)		8,530,740
Liabilities in Excess of Other Assets — (0.2)%		(21,315)
Net Assets — 100.0%		$8,509,425

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

January 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.1%
Automobiles — 5.5%
Tesla Motors, Inc.*	1,355	$275,878
Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.*	277	25,991
Cepheid*	1,065	60,183
Foundation Medicine, Inc.*	2,548	121,438
Genomic Health, Inc.*	576	18,593
Total Biotechnology		226,205
Chemicals — 1.0%
Monsanto Co.	427	50,378
Communications Equipment — 0.6%
Palo Alto Networks, Inc.*	232	29,323
Diversified Consumer Services — 0.8%
DeVry Education Group, Inc.	1,015	43,046
Electrical Equipment — 1.0%
Polypore International, Inc.*	1,160	51,875
Electronic Equipment, Instruments & Components — 1.4%
Trimble Navigation Ltd.*	2,866	68,325
Health Care Equipment & Supplies — 3.5%
Cerus Corp.*	18,528	98,939
Intuitive Surgical, Inc.*	158	78,128
Total Health Care Equipment & Supplies		177,067
Health Care Technology — 6.5%
athenahealth, Inc.*	1,615	225,632
Medidata Solutions, Inc.*	2,436	104,723
Total Health Care Technology		330,355
Household Durables — 2.0%
iRobot Corp.*	1,775	56,001
Panasonic Corp.(a)	3,825	43,414
Total Household Durables		99,415
Internet & Catalog Retail — 9.3%
Amazon.com, Inc.*	513	181,874
Ctrip.com International Ltd.*(a)	2,549	121,218
Netflix, Inc.*	380	167,884
Total Internet & Catalog Retail		470,976
Internet Software & Services — 21.7%
Alibaba Group Holding Ltd.*(a)	1,622	144,488
Cornerstone OnDemand, Inc.*	1,675	55,191
Facebook, Inc., Class A*	2,086	158,348
Google, Inc., Class C*	99	52,917
Hortonworks, Inc.*	2,539	53,801
LendingClub Corp.*	5,377	100,926
LinkedIn Corp., Class A*	475	106,752
MercadoLibre, Inc.	530	65,688
Tencent Holdings Ltd.(a)	3,791	63,765
Twitter, Inc.*	5,207	195,419
Yelp, Inc.*	1,859	97,542
Total Internet Software & Services		1,094,837

Investments	Shares	Value
Life Sciences Tools & Services — 7.9%
Compugen Ltd.*	5,832	$45,256
Fluidigm Corp.*	815	31,402
Illumina, Inc.*	965	188,359
Pacific Biosciences of California, Inc.*	7,030	56,521
Thermo Fisher Scientific, Inc.	619	77,505
Total Life Sciences Tools & Services		399,043
Machinery — 4.6%
ExOne Co. (The)*	5,101	73,199
FANUC Corp.(a)	1,780	49,537
Proto Labs, Inc.*	1,704	109,721
Total Machinery		232,457
Media — 1.1%
Walt Disney Co. (The)	609	55,395
Road & Rail — 1.0%
Avis Budget Group, Inc.*	865	49,573
Semiconductors & Semiconductor Equipment — 4.4%
NVIDIA Corp.	8,672	166,546
NXP Semiconductors NV*	731	57,997
Total Semiconductors & Semiconductor Equipment		224,543
Software — 15.9%
Autodesk, Inc.*	1,060	57,245
Intuit, Inc.	710	61,642
Materialise NV*(a)	5,220	45,780
NetSuite, Inc.*	1,670	164,378
Red Hat, Inc.*	2,820	179,888
salesforce.com, Inc.*	2,935	165,681
Splunk, Inc.*	2,479	128,040
Total Software		802,654
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	1,375	161,095
Stratasys Ltd.*	2,704	214,941
Total Technology Hardware, Storage & Peripherals		376,036
Total Common Stocks (Cost $5,110,543)		5,057,381
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $5,821)	5,821	5,821
Total Investments — 100.2% (Cost $5,116,364)		5,063,202
Liabilities in Excess of Other Assets — (0.2)%		(10,298)
Net Assets — 100.0%		$5,052,904

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2015.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

January 31, 2015 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.1%
Communications Equipment — 2.4%
CalAmp Corp.*	1,221	$21,868
Palo Alto Networks, Inc.*	787	99,469
QUALCOMM, Inc.	1,595	99,624
Total Communications Equipment		220,961
Health Care Technology — 7.5%
athenahealth, Inc.*	3,532	493,456
Medidata Solutions, Inc.*	4,437	190,746
Total Health Care Technology		684,202
Internet & Catalog Retail — 15.6%
Amazon.com, Inc.*	1,582	560,867
Ctrip.com International Ltd.*(a)	6,116	290,846
Netflix, Inc.*	1,283	566,829
Total Internet & Catalog Retail		1,418,542
Internet Software & Services — 30.5%
Akamai Technologies, Inc.*	1,918	111,541
Alibaba Group Holding Ltd.*(a)	2,215	197,312
Cornerstone OnDemand, Inc.*	7,385	243,336
Facebook, Inc., Class A*	5,829	442,479
Google, Inc., Class C*	189	101,024
GrubHub, Inc.*	1,194	41,110
Hortonworks, Inc.*	6,523	138,222
LendingClub Corp.*	9,723	182,501
LinkedIn Corp., Class A*	1,246	280,026
MercadoLibre, Inc.	696	86,262
Tencent Holdings Ltd.(a)	15,372	258,557
Twitter, Inc.*	12,082	453,438
Yelp, Inc.*	4,765	250,020
Total Internet Software & Services		2,785,828
Media — 0.9%
Walt Disney Co. (The)	924	84,047
Road & Rail — 1.2%
Avis Budget Group, Inc.*	1,964	112,557

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 10.9%
Ambarella, Inc.*	1,959	$108,352
ARM Holdings PLC(a)	3,456	161,879
NVIDIA Corp.	22,583	433,707
NXP Semiconductors NV*	1,998	158,521
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	5,709	129,652
Total Semiconductors & Semiconductor Equipment		992,111
Software — 26.3%
Adobe Systems, Inc.*	1,794	125,813
Autodesk, Inc.*	2,621	141,547
Guidewire Software, Inc.*	820	41,082
Intuit, Inc.	2,070	179,717
NetSuite, Inc.*	4,680	460,652
Red Hat, Inc.*	5,463	348,485
salesforce.com, Inc.*	7,670	432,972
Splunk, Inc.*	6,546	338,101
Tableau Software, Inc., Class A*	1,918	154,898
Workday, Inc., Class A*	2,244	178,308
Total Software		2,401,575
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	3,734	437,475
Total Common Stocks (Cost $8,957,182)		9,137,298
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04%(b) (Cost $9,779)	9,779	9,779
Total Investments — 100.2% (Cost $8,966,961)		9,147,077
Liabilities in Excess of Other Assets — (0.2)%		(18,286)
Net Assets — 100.0%		$9,128,791

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of January 31, 2015.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2015 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
ASSETS:
Investments at value (Note 2)	$4,566,673	$8,530,740	$5,063,202	$9,147,077
Receivables:
Dividends	306	956	—	—
Capital shares sold	—	—	—	1,020,629
Investment securities sold	—	71,233	169,602	164,956
Total Assets	4,566,979	8,602,929	5,232,804	10,332,662
LIABILITIES:
Payables:
Investment securities purchased	—	76,613	170,259	1,187,904
Management fees (Note 3)	7,881	16,891	9,641	15,967
Total Liabilities	7,881	93,504	179,900	1,203,871
NET ASSETS	$4,559,098	$8,509,425	$5,052,904	$9,128,791
NET ASSETS CONSIST OF:
Paid-in capital	$4,165,365	$8,885,139	$5,050,569	$8,967,569
Accumulated net investment loss	(5,450)	(16,148)	(7,992)	(16,734)
Accumulated net realized gain (loss) on investments	(6,906)	(60,731)	63,489	(2,160)
Net unrealized appreciation (depreciation) on investments	406,089	(298,835)	(53,162)	180,116
NET ASSETS	$4,559,098	$8,509,425	$5,052,904	$9,128,791
Shares outstanding	205,000	450,000	250,000	450,000
Net asset value, per share	$22.24	$18.91	$20.21	$20.29
Investments at cost	$4,160,584	$8,829,575	$5,116,364	$8,966,961

See accompanying Notes to Financial Statements.

Statements of Operations

For the Periods Ended January 31, 2015 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF(1)	ARK Industrial Innovation ETF(2)	ARK Innovation ETF(1)	ARK Web x.0 ETF(2)
INVESTMENT INCOME:
Dividend income	$3,284	$9,892	$3,361	$7,603
Foreign witholding tax	—	(144)	—	—
Total Income	3,284	9,748	3,361	7,603
EXPENSES:
Management fees (Note 3)	8,734	25,896	11,353	24,337
Total Expenses	8,734	25,896	11,353	24,337
Net Investment Loss(3)	(5,450)	(16,148)	(7,992)	(16,734)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(6,906)	(60,731)	63,489	(2,160)
Net change in unrealized appreciation (depreciation) on investments	406,089	(298,835)	(53,162)	180,116
Net realized and unrealized gain (loss) on investments	399,183	(359,566)	10,327	177,956
Net Increase (Decrease) in Net Assets Resulting From Operations	$393,733	$(375,714)	$2,335	$161,222
(1)	Represents the period October 31, 2014 (commencement of operations) to January 31, 2015.
(2)	Represents the period September 30, 2014 (commencement of operations) to January 31, 2015.
(3)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
	October 31, 2014* to January 31, 2015 (Unaudited)	September 30, 2014* to January 31, 2015 (Unaudited)	October 31, 2014* to January 31, 2015 (Unaudited)	September 30, 2014* to January 31, 2015 (Unaudited)
OPERATIONS:
Net investment loss(1)	$(5,450)	$(16,148)	$(7,992)	$(16,734)
Net realized gain (loss) on investments	(6,906)	(60,731)	63,489	(2,160)
Net change in unrealized appreciation (depreciation) on investments	406,089	(298,835)	(53,162)	180,116
Net increase (decrease) in net assets resulting from operations	393,733	(375,714)	2,335	161,222
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,065,365	8,885,139	5,050,569	8,967,569
Net increase in net assets resulting from shareholder transactions	4,065,365	8,885,139	5,050,569	8,967,569
Increase in net assets	4,459,098	8,509,425	5,052,904	9,128,791
NET ASSETS:
Beginning of period	100,000	—	—	—
End of period	$4,559,098	$8,509,425	$5,052,904	$9,128,791
Accumulated net investment loss included in net assets at end of period	$(5,450)	$(16,148)	$(7,992)	$(16,734)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,000	—	—	—
Shares sold	200,000	450,000	250,000	450,000
Shares outstanding, end of period	205,000	450,000	250,000	450,000
*	Commencement of operations.
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution Multi-Sector ETF

For a share outstanding throughout the period presented.

	For the Period October 31, 2014(1) Through January 31, 2015 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments	2.27
Total gain from investment operations	2.24
Net asset value, end of period	$22.24
Market value, end of period	$22.52
Total Return at Net Asset Value(3)	11.20%
Total Return at Market Value(3)	12.60%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$4,559
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.59	)%(4)
Portfolio turnover rate(6)	18%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout the period presented.

	For the Period September 30, 2014(1) Through January 31, 2015 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.04)
Net realized and unrealized loss on investments	(1.05)
Total loss from investment operations	(1.09)
Net asset value, end of period	$18.91
Market value, end of period	$19.06
Total Return at Net Asset Value(3)	(5.45)%
Total Return at Market Value(3)	(4.70)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,509
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.59	)%(4)
Portfolio turnover rate(6)	26%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout the period presented.

	For the Period October 31, 2014(1) Through January 31, 2015 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.03)
Net realized and unrealized gain on investments	0.24
Total gain from investment operations	0.21
Net asset value, end of period	$20.21
Market value, end of period	$20.24
Total Return at Net Asset Value(3)	1.05%
Total Return at Market Value(3)	1.20%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,053
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.67	)%(4)
Portfolio turnover rate(6)	31%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Web x.0 ETF

For a share outstanding throughout the period presented.

	For the Period September 30, 2014(1) Through January 31, 2015 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment loss(2)	(0.04)
Net realized and unrealized gain on investments	0.33
Total gain from investment operations	0.29
Net asset value, end of period	$20.29
Market value, end of period	$20.47
Total Return at Net Asset Value(3)	1.45%
Total Return at Market Value(3)	2.35%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$9,129
Ratio to average net assets of:
Expenses	0.95	%(4)
Net investment loss(5)	(0.65	)%(4)
Portfolio turnover rate(6)	37%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2015 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of January 31, 2015, the Trust consisted of four (4) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust had no operations from its initial registration until each Fund’s respective commencement of operations date other than matters relating to its organization and registration and the sale and issuance to ARK Investment Management LLC of 5,000 shares at an aggregate purchase price of $100,000 in ARK Genomic Revolution Multi-Sector ETF.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser in accordance with the Trust's valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)
January 31, 2015 (Unaudited)

The following is a summary of the valuations as of January 31, 2015, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$4,548,661	$—	$—	$4,548,661
Money Market Fund	18,012	—	—	18,012
Total	$4,566,673	$—	$—	$4,566,673

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$8,520,918	$—	$—	$8,520,918
Money Market Fund	9,822	—	—	9,822
Total	$8,530,740	$—	$—	$8,530,740

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$5,057,381	$—	$—	$5,057,381
Money Market Fund	5,821	—	—	5,821
Total	$5,063,202	$—	$—	$5,063,202

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,137,298	$—	$—	$9,137,298
Money Market Fund	9,779	—	—	9,779
Total	$9,147,077	$—	$—	$9,147,077
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 3 investments held in a Fund or transfers between levels for the period ended January 31, 2015.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

3. Management and Other Agreements

Management

Each Fund pays ARK Investment Management LLC (“Adviser”) a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.95% in return for providing investment management and supervisory services under a comprehensive structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the fee paid under the Management Agreement, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)
January 31, 2015 (Unaudited)

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Other Service Providers

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Chief Financial Officer to the Trust. Neither the Distributor, FMS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds.

Board of Trustees

During the period ended January 31, 2015, each Independent Trustee was paid quarterly in arrears a $20,000 annual fee for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chair of the Board or Chair of the Audit Committee also received an annual fee of $5,000 for such service. During the period ended January 31, 2015, no officer, director or employee of the Advisor received any compensation from the Trust.

4. Creation and Redemption Transactions

As of January 31, 2015, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at their NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended January 31, 2015 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$828,459	$659,028
ARK Industrial Innovation ETF	2,087,317	1,913,278
ARK Innovation ETF	1,550,245	1,464,950
ARK Web x.0 ETF	2,707,844	2,582,658

For the period ended January 31, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$3,980,047	$—
ARK Industrial Innovation ETF	8,706,580	—
ARK Innovation ETF	4,961,783	—
ARK Web x.0 ETF	8,834,238	—

Notes to Financial Statements (continued)
January 31, 2015 (Unaudited)

6. Federal Income Tax

The cost basis of investments were substantially the same for book and federal income tax purposes at January 31, 2015 and were as follows:

Fund	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$4,160,584	$467,809	$(61,720)	$406,089
ARK Industrial Innovation ETF	8,829,575	273,041	(571,876)	(298,835)
ARK Innovation ETF	5,116,364	255,005	(308,167)	(53,162)
ARK Web x.0 ETF	8,966,961	475,187	(295,071)	180,116
*	Funds have not completed their initial tax year.

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Principal Risks

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers in any industry or group of industries in the health care sector. The ARK Industrial Innovation ETF will be concentrated in issuers in industries in the industrials and information technology sectors. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the internet information provider and catalog and mail order house industry. As a result, for certain of the Funds, adverse market conditions affecting a particular industry may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities. The ARK Innovation ETF is not concentrated in any industry or group of industries.

Equity Securities Risk: The value of the equity securities that a Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such securities participate or factors relating to specific companies in which a Fund invests. An unfavorable earnings report or a failure to make anticipated dividend payments by an issuer whose securities are held by a Fund may affect the value of a Fund’s investment. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of a Fund’s equity investments.

Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, potentially higher custody costs, taxation by foreign governments, decreased market liquidity and political and economic instability. Because a Fund’s investments in foreign securities currently are made through the purchase of ADRs, a Fund normally will not be hedging any foreign currency exposure (since ADRs are denominated and pay dividends in US dollars).

Future Expected Genomic Business Risk: Certain companies with genomic related business do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Genomic Revolution Multi-Sector ETF to achieve its investment objective.

Health Care Sector Risk: The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability, (ii) subject to extensive litigation based on product liability and similar claims, and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the

Notes to Financial Statements (continued)
January 31, 2015 (Unaudited)

health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

•	Biotechnology Company Risk: A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.
•	Pharmaceutical Company Risk: Companies in the pharmaceutical industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Industrials Sector Risk: The industrials sector includes companies engaged in the aerospace and defense industry, electrical engineering, machinery, and professional services. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The additional risks described below apply.

•	Aerospace and Defense Company Risk: Companies in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services and may be significantly affected by changes in government regulations and spending, as well as economic conditions and industry consolidation.
•	Professional Services Company Risk: Professional services companies may be materially impacted by economic conditions and related fluctuations in client demand for marketing, business, technology and other consulting services. Professional services companies’ success depends in large part upon attracting and retaining key employees and a failure to do so could adversely affect a company’s business. There are relatively few barriers to entry into the professional services market, and new competitors could readily seek to compete in one or more market segments, which could adversely affect company’s operating results through pricing pressure and loss of market share.

Information Technology Sector Risk: The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product rapid obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies. The additional risks described below apply.

•	Internet Company Risk: Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. In addition, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.
•	Semiconductor Company Risk: Competitive pressures may have a significant effect on the financial condition of semi-conductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Notes to Financial Statements (continued)
January 31, 2015 (Unaudited)

Issuer Risk: Because a Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk: Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of a large-capitalization company may not rise as much as that of a company with a smaller market capitalization.

Management Risk: As actively-managed ETFs, the Funds are subject to management risk. In managing the Funds, the Adviser applies investment strategies, techniques and analyses in making investment decisions for the Funds, but there can be no guarantee that these actions will produce the intended results. The ability of the Adviser to successfully implement a Fund’s investment strategies will significantly influence the Fund’s performance.

Market Risk: The value of a Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. Market fluctuations may result from economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. The value of a Fund’s investments may decline, sometimes rapidly and unpredictably, because of economic changes or other events that affect the securities markets.

Market Trading Risk: The Funds face numerous market trading risks, including disruptions to the creation and redemption processes of a Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for a Fund’s shares, which may result in a Fund’s shares trading at a significant premium or discount to their net asset value (“NAV”). If a shareholder purchases a Fund’s shares at a time when the market price is at a premium to the NAV or sells a Fund’s shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Micro-Capitalization Companies Risk: Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

New Fund Risk: There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund if it determines that liquidation is in the best interest of shareholders. Liquidation of a Fund can be initiated without shareholder approval. As a result, the timing of a Fund’s liquidation may not be favorable.

Non-Diversified Risk: Each Fund is classified as a “non-diversified” investment company under 1940 Act. Investment companies are classified as either “diversified” or “non-diversified” under the 1940 Act. An investment company classified as “diversified” under the 1940 Act is subject to certain limitations with respect to the value of the company’s assets invested in particular issuers. As a non-diversified investment company, each Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Small- and Medium-Capitalization Companies Risk: Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Web x.0 Companies Risk: The risks described below apply, in particular, to a Fund’s investment in companies that are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the internet of things, and social distribution and media.

•	Internet Information Provider Company Risk: Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary, advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm

Notes to Financial Statements (concluded)
January 31, 2015 (Unaudited)

their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices could adversely affect operating results. Concerns regarding a company’s products, services or processes compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.
•	Catalog and Mail Order House Company Risk: Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, changes in consumer tastes with respect to products, and other factors. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

9. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued.

Board Approval of Management Agreements (Unaudited)

At an in-person meeting held on June 30, 2014, the Board of Trustees (“Board”), including all the Trustees who were not “interested persons”, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, of the ARK ETF Trust (“Trust”) (“Non-Interested Trustees”) unanimously voted to approve an Investment Advisory Agreement and a Supervision Agreement (collectively, “Management Agreements”) between ARK Investment Management LLC (“Adviser”) and the Trust with respect to each series of the Trust (each, a “Fund”, and collectively, “Funds”).

In determining whether to approve the Management Agreements for the Funds, the Board requested, and received from the Adviser, information that the Board believed to be reasonably necessary to reach its conclusions regarding approval of the Management Agreements, including the information described below. The Board and counsel to the Non-Interested Trustees had an opportunity to review such information in advance of the meeting. In addition, at the meeting, the Trustees reviewed information about the Funds and considered the proposed terms of the Management Agreements with respect to the Funds. This information included materials that presented detailed information from the Adviser, which had been provided in response to the Board’s request.

The Board considered the information presented in light of the fact that the Adviser was newly created and the Funds were newly created and had not commenced operations. Therefore, neither the Adviser nor the Funds had any performance or operating history for the Board to evaluate in considering the approval of the Management Agreements with respect to the Funds. In evaluating the Management Agreements, the Board conducted a review that was focused upon the approval of the Management Agreements with respect to the Funds and all of the services proposed to be provided under the Management Agreements. In addition, the Board considered additional information about the Adviser and its proposed services for the Funds that was provided to the Board in connection with the June 30, 2014 meeting.

In approving the Management Agreements with respect to the Funds, the Board considered several factors discussed below. The Board was advised by legal counsel to the Trust, and the Non-Interested Trustees were separately advised by their independent legal counsel, with respect to the specific information presented for their consideration as well as their deliberations regarding the approval of the Management Agreements. The discussion below is not intended to be all-inclusive or intended to touch on every fact or issue that the Board took into consideration regarding the approval of the Management Agreements.

The Board reviewed a variety of factors and considered a significant amount of information as part of its robust evaluation process. The determination to approve the Management Agreements was made on the basis of each Trustee’s business judgment after consideration of all the information presented to the Board. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

(a) The nature, extent and quality of the services to be provided by the Adviser to the Funds under the Management Agreements: In considering the nature, extent and quality of the investment advisory services proposed to be provided by the Adviser under the Investment Advisory Agreement and the supervisory services to be provided by the Adviser under the Supervision Agreement, the Board reviewed and considered (i) the qualifications of the portfolio manager, analysts and other key personnel of the Adviser who were proposed to provide the advisory and supervisory services to the Funds and (ii) the terms of the Management Agreements.

In reviewing the terms of the Management Agreements, the Board considered that the proposed responsibilities of the Adviser to the Funds under the terms of the Management Agreements included, among other things, (i) providing or causing to be furnished all supervisory and other services reasonably necessary for the operation of the Funds, including investment advisory services, administrative services, distribution services, transfer agency services, certain custodial services, audit services, legal services, and printing costs, (ii) managing the investment operations of each Fund and the composition of each Fund’s assets, including the purchase, retention and disposition thereof, (iii) providing quarterly, or otherwise as requested by the Board, reports to the Trust’s officers and Board concerning the Adviser’s discharge of its duties and responsibilities, (iv) voting proxies, exercising consents and exercising all other rights appertaining to securities and assets held by each Fund, (v) selecting broker-dealers to execute portfolio transactions for each Fund, as appropriate, (vi) assisting in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Fund and the periodic updating of the registration statement, prospectus, statement of additional information, and other reports and documents for the Funds required to be filed by the Trust with the Securities and Exchange Commission and other governmental bodies, (vii) monitoring anticipated purchases and redemptions of Fund shares (including creation units) by shareholders and new investors, and (viii) providing information and assistance as reasonably requested by the other service providers of the Trust.

Based on these and other factors, the Board concluded that the nature and extent of the advisory services to be provided to the Funds were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreements with respect to each Fund.

Board Approval of Management Agreements (Unaudited) (concluded)

(b) The investment performance of the Funds relative to comparable funds managed by the Adviser and other investment advisers: The Board considered the fact that the Funds were newly created and had not commenced operations and, therefore, had no performance history. The Board considered the Adviser’s plan to arrange for the public offering of shares of the Funds to raise assets for investment and that the offering had not yet begun. The Board determined that, accordingly, it was unable to evaluate the performance of the Funds as compared to funds managed by other investment advisers.

(c) A comparison of proposed fee levels of the Funds with those of other proprietary funds managed by the Adviser with comparable investment strategies. The Board noted that the Adviser did not currently manage any other funds and, accordingly, no comparison of the Funds’ fees to those of other proprietary funds managed by the Adviser with comparable investment strategies could be made.

(d) A comparison of proposed fee levels of the Funds with those of comparable funds and other accounts managed by other advisers: In considering this factor, the Board considered the proposed investment advisory and supervision fee rates (“management fee rates”) to be paid to the Adviser by the Funds under the Management Agreements and the anticipated total expense ratios of the Funds. The Board considered the unitary structure of the management fee rates (which includes as one component the proposed investment advisory fees for the Funds) and took into consideration that the purpose of adopting a unitary management fee structure for each Fund was to create an easy to understand, all-in fee that would provide a level of predictability with respect to the total expense ratios for the Funds. The Board considered that the Adviser would bear most ordinary expenses of each Fund, including the costs of various third-party services required by each Fund, including investment advisory, administration, fund accounting, transfer agency, certain custody, audit, legal, and printing costs, but that each Fund would bear other expenses not covered under the proposed unitary management fee rates.

The Board considered information provided by the Adviser regarding the management fee rates charged to similar funds that the Adviser determined were most comparable to the Funds. The Board noted that given that the Funds would be among (i) the first truly active, fully transparent equity exchange-traded funds and (ii) some of the only publicly available multi-sector thematic funds, assembling a comparable peer group had been difficult for the Adviser. Based on these considerations and comparisons provided to the Board, the Board concluded that the proposed management fee rate and anticipated total expense ratio for each Fund were acceptable as compared to peer funds.

(e) The extent to which economies of scale may be realized as the Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Funds, the Board reviewed the structure of the proposed management fee schedules under the Management Agreements and noted that the management fee schedules for the Funds and the unitary fee structure would effectively act as a cap on the fees (excluding certain investment-related and extraordinary expenses) to be paid by the Funds. The Board considered that the Funds’ potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreements.

(f) The anticipated costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds: The Board considered the fact that the Adviser had no current assets under management (and had not yet offered its services to the public) and the Funds had not begun operations or paid any fees to the Adviser. Therefore, the Board concluded that the proposed costs of the Adviser’s services under the Management Agreements were not a factor that needed to be considered in approving the Management Agreements.

(g) Benefits derived or to be derived by the Adviser from the relationship with the Funds: The Board considered other benefits to the Adviser derived from its relationship with the Funds. Since the Funds had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered in approving the Management Agreements.

(h) Resources of the Adviser: The Board considered whether the Adviser was financially sound and had the resources necessary to perform its obligations under the Management Agreements. The Board also reviewed and considered the organizational structure of the Adviser and the policies and procedures formulated and adopted by the Adviser for managing the Funds’ operations.

General Conclusion: After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Fund and its future shareholders to approve the Investment Advisory Agreement, which would remain in effect for two years, and the Supervision Agreement, which would remain in effect for one year, and thereafter must be approved annually by the Board to continue in effect.

Based upon its thorough review and evaluation of the information requested and provided and the factors and issues addressed above, among others, and following discussion and having reached certain conclusions, as discussed above, the Board unanimously approved the Management Agreements with respect to each Fund.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The ARK ETF Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040.

In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs will file with the Securities and Exchange Commission their proxy voting records on Form N-PX for the period ended June 30, 2015, and thereafter for each 12 month period ending June 30. Form N-PX must be filed by the ARK ETFs each year by August 31. The most recent Form N-PX or voting record information will be available without charge, upon request, by calling 1-212-426-7040 collect or visiting our the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Board of Trustees
Darlene T. DeRemer, Chair
Scott R. Chichester
Robert G. Zack
Catherine D. Wood

Officers
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
William C. Cox, Chief Financial Officer
Jane A. Kanter, President and Chief Legal Officer
Amy D. Eisenbeis, Chief Compliance Officer and Secretary
Thomas G. Staudt, Vice President

Investment Adviser
ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the Board of Trustees of the registrant shall review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if the Nominating Committee is required by law to do so. Any such recommendations must be submitted in writing and addressed to the Nominating Committee at the registrant’s offices.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded, as of a date within 90 days of the filing date of this Form N-CSR, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood Catherine D. Wood, Chief Executive Officer and Chief Investment Officer (principal executive officer)

Date	3/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood Catherine D. Wood, Chief Executive Officer and Chief Investment Officer (principal executive officer)

Date	3/30/2015

By (Signature and Title)*	/s/ William C. Cox William C. Cox, Treasurer and Chief Financial Officer (principal financial officer)

Date	4/01/2015

* Print the name and title of each signing officer under his or her signature.